Revenue Recognition	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue Recognition
6. REVENUE RECOGNITION
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services for the year ended December 31, 2022, and the 11 months ended December 31, 2021:

	Year Ended December 31, 2022	11 Months Ended December 31, 2021

Type of Goods or Service
Collaborative research and other professional services	$9,917	$5,849
Access to quantum computing systems	3,185	2,347

	$13,102	$8,196

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	13,102	8,196

	$13,102	$8,196

Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of December 31, 2022 and December 31, 2021 were as follows:

	December 31, 2022	December 31, 2021

Trade receivables	$6,143	$962
Unbilled receivables	$92	$581
Deferred revenue	$(961)	$(985)
Changes in deferred revenue from contracts with customers were as follows:

	Year Ended December 31, 2022	11 Months Ended December 31, 2021

Balance at beginning of period	$(985)	$(492)
Deferral of revenue	(545)	(904)
Recognition of deferred revenue	569	411

Balance at end of period	$(961)	$(985)

Remaining performance obligations represent the portion of the transaction price that has not yet been satisfied or achieved. As of December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $9.7 million. The Company expects to recognize estimated revenues related to performance obligations that are unsatisfied (or partially satisfied) in the amounts of approximately $7.9 million during the year ended December 31, 2023, and $1.8 million during the years ended December 31, 2024 and December 31, 2025.
Deferred Contract Acquisition and Fulfillment Costs—The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of December 31, 2022 and December 31, 2021.